1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

PHILIP T. HINKLE

philip.hinkle@dechert.com
+1 202 261 3460 Direct
+1 202 261 3050 Fax

November 29, 2022

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	PACE Select Advisors Trust (the “Registrant”)
File Nos. 33-87254 and 811-08764
Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, (i) that the form of the Registrant’s Prospectuses and Statement of Additional Information relating to PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments, PACE Alternative Strategies Investments and UBS Government Money Market Investments Fund that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on November 23, 2022.

If you have any questions or comments, please contact the undersigned at 202.261.3460 or Eric Sanders, Associate General Counsel, UBS Asset Management (Americas) Inc., at 312.525.7288.

Sincerely,

/s/ Philip T. Hinkle

Philip T. Hinkle